Touchstone Large Cap Focused Fund Expense Example - Touchstone Large Cap Focused Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 594
Expense Example, with Redemption, 3 Years	794
Expense Example, with Redemption, 5 Years	1,009
Expense Example, with Redemption, 10 Years	1,630
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	2,126
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	939
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	882
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	$ 856